PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment consist of the following at September 30, 2017 and December 31, 2016:

Classification	September 30, 2017	December 31, 2016
Buildings and improvements	$1,338	$-
Equipment and machinery	3,349,688	-
Tractors	2,658,720	-
Trucks and other vehicles	1,419,545	-
Total	7,429,291	-
Less: Accumulated depreciation	(912,168)	-
Property and equipment, net	$6,517,123	$-

Depreciation expense for the period of March 3, 2017 through September 30, 2017 totaled $934,484.